Loss per ordinary share (Details 1) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	8,869,633	8,869,633
RSU outstanding [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	127,071	88,084
Rsu vested [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	48,165	29,253
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	15,446	5,000
Share options [member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	2,272,182	2,128,554